Equipment: Schedule Of Property And Equipment (Tables)	6 Months Ended
Jun. 30, 2014
Tables/Schedules
Schedule Of Property And Equipment
	June 30,	December 31,
	2014	2013
Computer equipment	$5,390	$5,390
Accumulated Depreciation	(5,390)	(5,390)
Net Book Value	$-	$-